May. 01, 2015
Supplement dated April 1, 2016
to the Prospectus, as supplemented, of the following funds:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Conservative Portfolio	5/1/15
Variable Portfolio - Moderately Conservative Portfolio	5/1/15
Variable Portfolio - Moderate Portfolio	5/1/15
Variable Portfolio - Moderately Aggressive Portfolio	5/1/15
Variable Portfolio - Aggressive Portfolio	5/1/15
(each a “Fund,” together the “Funds”), which are marketed generally as the Portfolio Navigator Funds
Variable Portfolio-Conservative Portfolio
Effective April 1, 2016 (the Effective Date), the Asset Class Exposure table in the "Principal Investment Strategies" section of Variable Portfolio-Conservative Portfolio's Summary is hereby superseded and replaced as follows:

Asset Class Exposures
(Target Allocation Range – Under Normal Circumstances)*
	Equity	Fixed Income	Cash/Cash Equivalents	Alternative Strategies
Conservative Portfolio	10–25%*	60-80%*	0-10%*	0–10%*

Effective March 10, 2016 (the Effective Date), the first paragraph under the "Performance Information" section of Variable Portfolio - Conservative Portfolio's Summary is hereby superseded and replaced as follows:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a blended index that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as one or more other measure of performance for markets in which the Fund may invest. Effective March 10, 2016, the Fund compares its performance to that of a new blended index (consists of 80% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, and 6% MSCI EAFE Index (Net)) (the New Blended Index). Prior to this date, the Fund compared its performance to that of another blended index (consists of 70% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citi Three-Month U.S. Treasury Bill Index and 6% MSCI ACWI ex-U.S. (Net)) (the Former Blended Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees to reconstitute the blended index because the investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the New Blended Index and the Former Blended Index will be included for a one-year transition period. Thereafter, only the New Blended Index will be included.
Additionally, on the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class 2	05/07/2010	-0.16%	3.53%	4.17%
Class 4	05/07/2010	-0.16%	3.53%	4.17%
New Blended Index (consists of 80% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, 6% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.62%	4.63%	5.18%
Former Blended Index (consists of 70% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citi Three-Month U.S. Treasury Bill Index and 6% MSCI ACWI ex-U.S. (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI ex-U.S. portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.27%	4.15%	4.47% (a)
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.43%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.63%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-0.81%	3.60%	6.71%
Citi Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)		0.03%	0.05%	0.06% (a)
MSCI ACWI ex-U.S. (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-5.66%	1.06%	4.57%

(a)Returns from 04/30/10
The rest of the section remains the same.
Variable Portfolio-Moderately Conservative Portfolio
Effective March 10, 2016 (the Effective Date), the first paragraph under the "Performance Information" section of Variable Portfolio - Moderately Conservative Portfolio's Summary is hereby superseded and replaced as follows:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a blended index that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as one or more other measure of performance for markets in which the Fund may invest. Effective March 10, 2016, the Fund compares its performance to that of a new blended index (consists of 65% Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index, and 11% MSCI EAFE Index (Net)) (the New Blended Index). Prior to this date, the Fund compared its performance to that of another blended index (consists of 60% Barclays U.S. Aggregate Bond Index, 24.5% Russell 3000 Index, 10.5% MSCI ACWI ex-U.S. (Net), and 5% Citi Three-Month U.S. Treasury Bill Index) (the Former Blended Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees to reconstitute the blended index because the investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the New Blended Index and the Former Blended Index will be included for a one-year transition period. Thereafter, only the New Blended Index will be included.
Additionally, on the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class 2	05/07/2010	-0.22%	4.40%	5.28%
Class 4	05/07/2010	-0.30%	4.42%	5.31%
New Blended Index (consists of 65% Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.61%	5.60%	6.42%
Former Blended Index (consists of 60% Barclays U.S. Aggregate Bond Index, 24.5% Russell 3000 Index, 10.5% MSCI ACWI ex-U.S. (Net) and 5% Citi Three-Month U.S. Treasury Bill Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI ex-U.S. portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.07%	5.20%	5.58% (a)
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.43%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.63%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-0.81%	3.60%	6.71%
MSCI ACWI ex-U.S. (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-5.66%	1.06%	4.57%
Citi Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)		0.03%	0.05%	0.06% (a)

(a)Returns from 04/30/10
The rest of the section remains the same.
Variable Portfolio-Moderate Portfolio
Effective March 10, 2016 (the Effective Date), the first paragraph under the "Performance Information" section of Variable Portfolio - Moderate Portfolio's Summary is hereby superseded and replaced as follows:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a blended index that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as one or more other measure of performance for markets in which the Fund may invest. Effective March 10, 2016, the Fund compares its performance to that of a new blended index (consists of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index, and 15% MSCI EAFE Index (Net)) (the New Blended Index). Prior to this date, the Fund compared its performance to that of another blended index (consists of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index, and 15% MSCI ACWI ex-U.S. (Net)) (the Former Blended Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees to reconstitute the blended index because the investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the New Blended Index and the Former Blended Index will be included for a one-year transition period. Thereafter, only the New Blended Index will be included.
Additionally, on the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class 2	05/07/2010	-0.56%	5.28%	6.47%
Class 4	05/07/2010	-0.56%	5.31%	6.50%
New Blended Index (consists of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.58%	6.61%	7.70%
Former Blended Index (consists of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI ACWI ex-U.S. (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI ex-U.S. portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		-0.17%	6.21%	7.37%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.43%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.63%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-0.81%	3.60%	6.71%
MSCI ACWI ex-U.S. (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-5.66%	1.06%	4.57%

The rest of the section remains the same.
Variable Portfolio-Moderately Aggressive Portfolio
Effective March 10, 2016 (the Effective Date), the first paragraph under the "Performance Information" section of Variable Portfolio - Moderately Aggressive Portfolio's Summary is hereby superseded and replaced as follows:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a blended index that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as one or more other measure of performance for markets in which the Fund may invest. Effective March 10, 2016, the Fund compares its performance to that of a new blended index (consists of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index, and 19% MSCI EAFE Index (Net)) (the New Blended Index). Prior to this date, the Fund compared its performance to that of another blended index (consists of 45.5% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index, 19.5% MSCI ACWI ex-U.S. (Net)) (the Former Blended Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees to reconstitute the blended index because the investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the New Blended Index and the Former Blended Index will be included for a one-year transition period. Thereafter, only the New Blended Index will be included.
Additionally, on the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class 2	05/07/2010	-0.73%	6.04%	7.46%
Class 4	05/07/2010	-0.79%	6.05%	7.48%
New Blended Index (consists of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.50%	7.59%	8.94%
Former Blended Index (consists of 45.5% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19.5% MSCI ACWI ex-U.S. (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI ex-U.S. portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		-0.48%	7.03%	8.47%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.63%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.43%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-0.81%	3.60%	6.71%
MSCI ACWI ex-U.S. (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-5.66%	1.06%	4.57%

The rest of the section remains the same.
Variable Portfolio-Aggressive Portfolio
Effective March 10, 2016 (the Effective Date), the first paragraph under the "Performance Information" section of Variable Portfolio - Aggressive Portfolio's Summary is hereby superseded and replaced as follows:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a blended index that is intended to provide a measure of the Fund’s performance given its investment strategy, as well as one or more other measure of performance for markets in which the Fund may invest. Effective March 10, 2016, the Fund compares its performance to that of a new blended index (consists of 56% Russell 3000 Index, 24% MSCI EAFE Index (Net), and 20% Barclays U.S. Aggregate Bond Index) (the New Blended Index). Prior to this date, the Fund compared its performance to that of another blended index (consists of 56% Russell 3000 Index, 24% MSCI ACWI ex-U.S. (Net), and 20% Barclays U.S. Aggregate Bond Index) (the Former Blended Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees to reconstitute the blended index because the investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the New Blended Index and the Former Blended Index will be included for a one-year transition period. Thereafter, only the New Blended Index will be included.
Additionally, on the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class 2	05/07/2010	-0.76%	6.86%	8.54%
Class 4	05/07/2010	-0.76%	6.89%	8.56%
New Blended Index (consists of 56% Russell 3000 Index, 24% MSCI EAFE Index (Net) and 20% Barclays U.S. Aggregate Bond Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.37%	8.45%	10.08%
Former Blended Index (consists of 56% Russell 3000 Index, 24% MSCI ACWI ex-U.S. (Net) and 20% Barclays U.S. Aggregate Bond Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI ex-U.S. portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		-0.82%	7.81%	9.54%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	13.63%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-0.81%	3.60%	6.71%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.55%	3.25%	3.43%
MSCI ACWI ex-U.S. (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-5.66%	1.06%	4.57%

The rest of the section remains the same.